AMERITAS LIFE INSURANCE CORP.
                               ("Ameritas Life")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                    AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                             ("Separate Accounts")

                                 Supplement to:

                 Corporate Benefit VUL, Overture Applause!(R),
          Overture Applause!II, Overture Bravo!(R), Overture Encore!,
                              Overture Life SPVUL,
                Overture Annuity, and Overture Annuity III-Plus
                         Prospectuses Dated May 1, 2007

                               Overture Ovation!
                          Prospectus Dated May 1, 2008

                   Overture Annuity II, Overture Annuity III,
                    Overture Accent!, and Overture Acclaim!
                      Prospectuses Dated September 1, 2009

                               Overture Medley(R)
                          Prospectus Dated May 1, 2010

                       Supplement Dated October 29, 2010


The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") approved, among other changes, changes to the name and investment objective of the UIF International Magnum Portfolio (the "Portfolio") at a meeting held on June 17-18, 2010. Investment objective changes require stockholder approval, which was provided by stockholders of record at a Special Meeting held September 16, 2010. Therefore, on or about October 29, 2010, the Portfolio's name will be changed to "UIF Global Tactical Asset Allocation Portfolio" and the investment objective will be changed to "total return."

1. All references to the UIF International Magnum Portfolio in your variable product prospectus listed above are changed to "UIF Global Tactical Asset Allocation Portfolio," or if a short cite is used, to "Global Tactical Asset Allocation."

2. The portfolio objectives charts in the Separate Account Variable Investment Options sections of the variable product prospectuses listed above are updated as follows:

------------------------------------------ ------------------------------------------------
               FUND NAME                                INVESTMENT ADVISER
Portfolio Name - Subadviser(s)             Portfolio Type / Summary of Investment Strategy
------------------------------------------ ------------------------------------------------
The Universal Institutional Funds, Inc.       Morgan Stanley Investment Management Inc.
------------------------------------------ ------------------------------------------------
UIF Global Tactical Asset Allocation       Total return.
Portfolio, Class I - Morgan Stanley
Investment Management Limited and Morgan
Stanley Investment Management Company
------------------------------------------ ------------------------------------------------

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please see the UIF Global Tactical Asset Allocation Portfolio prospectus for more information.


  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.